Equity-Based Compensation - Assumptions Used in Determining Fair Value of Performance Unit Grant (Detail) (Performance Unit Grant [Member])	9 Months Ended
Sep. 30, 2014
Performance Unit Grant [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected volatility	24.05%
Dividend yield
Risk-free rate	0.70%
Expected term (in years)	2 years 7 months 6 days